Consolidated Statements of Stockholders' Equity - USD ($)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Open World Ltd. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Open World Ltd. [Member]	Treasury Stocks [Member]	Treasury Stocks [Member] Open World Ltd. [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total	Open World Ltd. [Member]	Simplea areements for agreements for future equity [Member] Open World Ltd. [Member]	Open World Ltd. [Member]
Beginning balance, value at Dec. 31, 2023			$ 10,000	$ 1,000	$ 95,031,000		$ (659,000)		$ (2,000)	$ (81,849,000)	$ 12,531,000	$ 2,272,747		$ 2,271,747
Ending balance, shares at Dec. 31, 2023		0.85	10,123,964	100,000			329,351
Restricted stock awards			$ 1,000		388,000						389,000
Restricted stock awards, shares			140,000
Restricted stock units, net of shares withheld for employee tax					720,000		$ 125,000				845,000
Restricted Stock Units, net of shares withheld for employee tax, shares			94,688				(38,095)
Common stock issued in relation to Stock Purchase Plan					(46,000)		$ 72,000				26,000
Common stock issued in relation to Stock Purchase Plan, shares			21,889				(21,889)
Common stock issued for services					251,000						251,000
Common stock issued for services, shares			180,000
Repurchase of Common Stock							$ (18,000)				(18,000)
Repurchase of Common Stock, shares			(21,100)				21,100
Accumulated other comprehensive loss									14,000		14,000
Net loss for the year										(3,824,000)	(3,824,000)	25,046,569		25,046,569
Issuance (repurchase and retirement) of stock, net				$ 160		50						160
Issuance (repurchase and retirement) of stock, net, shares				16,030				(50)
Simple agreements for future equity												2,000,000	2,000,000
Dividends declared and paid												(4,381,091)		(4,381,091)
Ending balance, value at Dec. 31, 2024			$ 11,000	$ 1,160	96,344,000	50	$ (480,000)		12,000	(85,673,000)	10,214,000	24,938,385	2,000,000	22,937,225
Ending balance, shares at Dec. 31, 2024		0.85	10,539,441	116,030			290,467	(50)
Warrants exercise			$ 2,000		4,346,000						4,348,000
Warrants exercise, shares			1,461,896
Convertible note					285,000		$ 75,000				360,000
Convertible note, shares			313,520				(22,359)
Shares issued under ATM			$ 1,000		474,000						475,000
Shares issued under ATM, shares			628,432
Restricted stock awards					112,000						112,000
Restricted stock awards, shares			70,000
Restricted stock units, net of shares withheld for employee tax					412,000		$ 124,000				536,000
Restricted Stock Units, net of shares withheld for employee tax, shares			210,489				(58,837)
Common stock issued for services					86,000						86,000
Common stock issued for services, shares			120,000
Repurchase of Common Stock							$ (221,000)				(221,000)
Repurchase of Common Stock, shares			(272,177)				272,177
Accumulated other comprehensive loss									(12,000)		(12,000)
Net loss for the year										(4,905,000)	(4,905,000)	(20,229,064)		(20,229,064)
Issuance (repurchase and retirement) of stock, net				$ (87)		(315)						(402)
Issuance (repurchase and retirement) of stock, net, shares				15,050
Dividends declared and paid												(5,068,583)		(5,068,583)
Adjustment to opening retained earnings												(264,351)		(264,351)
Recapitalization				$ (1,060)		1,010
Recapitalization, shares				(5,000)				50
Stock-based compensation						4,378,358						4,378,358
Ending balance, value at Dec. 31, 2025			$ 14,000	$ 13	$ 102,059,000	$ 4,379,103	$ (502,000)			$ (90,578,000)	$ 10,993,000	$ 3,754,343	$ 2,000,000	$ (2,624,773)
Ending balance, shares at Dec. 31, 2025		0.85	13,071,601	126,080			481,448